UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	6 Months Ended
Jun. 30, 2023 shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of units	15,000,000
Pre-Funded Warrants [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants	2,700,000
Exercise of warrants	2,700,000
Class B Warrants [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants	15,000,000
Common Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of stock (in shares)	615,000